Segmented Information (Details 3) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Assets Excluding Equity Investees Total Assets	$ 692,851	$ 738,160
Less: equity investees' total assets	355,156	246,489
Total consolidated assets	337,695	491,671
Westport Operations [Member]
Assets Excluding Equity Investees Total Assets	219,261	262,690
Corporate and Technology Investments and unallocated assets [Member]
Assets Excluding Equity Investees Total Assets	118,434	228,981
Cummins Westport Inc [Member]
Assets Excluding Equity Investees Total Assets	172,941	115,343
Weichai Westport Inc [Member]
Assets Excluding Equity Investees Total Assets	$ 182,215	$ 131,146